Schedule of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	$ (687,058)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(750,942)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(7,631,636)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(234,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	(255,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	(2,671,073)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	(10,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	(83,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	425,576
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	106,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	59,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	466,378
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 13	138,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 14	279,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 15	1,779,119
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 16	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 17	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 18	$ 0